Note 10 - Loss Per Common Share - Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Loss attributable to common shareholders	$ (628)	$ (6,624)
Less: Deemed dividend for beneficial conversion feature of Series E Shares	(9,339)
Less: Dividend equivalents on Series E Shares related to redemption value	(4,223)
Less: Dividend of Series E Shares	(1,029)
Loss attributable to common shareholders	$ (15,219)	$ (6,624)
Loss per share:
Weighted average common shares outstanding, basic (in shares)	1,313,102	781,027
Weighted average common shares outstanding, diluted (in shares)	1,313,102	781,027
Loss per share, basic and diluted (in dollars per share)	$ (11.59)	$ (8.48)
Warrant [Member]
Loss per share:
Dilutive securities (in shares)
Preferred Stock [Member] | Series E Preferred Stock [Member]
Loss per share:
Dilutive securities (in shares)